ReliaStar Life Insurance Company of New York
and its Separate Account NY-B

ING Rollover ChoiceSM – NY Variable Annuity Contracts

Supplement dated December 15, 2010 to the Contract Prospectus dated May 1, 2009, as amended

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

Effective July 30, 2010, ING Funds Distributor, LLC changed its name to ING Investments Distributor, LLC.
Accordingly, all references to ING Funds Distributor, LLC in the Contract Prospectus are deleted and replaced with
ING Investments Distributor, LLC.

Please Note: The following information only affects you if you currently invest or plan to invest in a subaccount that corresponds to the funds referenced below.

Important Information Regarding Fund Changes

1.	Effective August 31, 2010, the following fund is changed from non-diversified to diversified:
	•	ING Clarion Global Real Estate Portfolio

2.	Effective January 4, 2011, the investment objective for ING Thornburg Value Portfolio will change to “Seeks long-term capital appreciation, and secondarily current income.”

3.	Effective after the close of business on or about January 21, 2011, the following fund name changes, subadviser changes, and investment objective changes will occur:

The ING Marsico International Opportunities Portfolio will:
	•	Change its subadviser to T. Rowe Price Associates, Inc.; and
	•	Change its name to ING T. Rowe Price International Stock Portfolio.

The ING Oppenheimer Global Strategic Income Portfolio will:
	•	Change its subadviser to ING Investment Management Co. (“ING IM”), under an interim-subadvisory agreement;
	•	Change its name to ING Global Bond Portfolio; and
	•	Change its investment objective to “Seeks to maximize total return through a combination of current income and capital appreciation.”

Accordingly, effective after the close of business on or about January 21, 2011, all references to ING Marsico
International Opportunities Portfolio and ING Oppenheimer Global Strategic Income Portfolio in the Contract
Prospectus are deleted and replaced with ING T. Rowe Price International Stock Portfolio and ING Global Bond
Portfolio, respectively.

X.139695-10B		1 of 3	December 2010

4.	Effective as of the dates noted above, the information for the ING Clarion Global Real Estate Portfolio, ING
Marsico International Opportunities Portfolio, ING Oppenheimer Global Strategic Income Portfolio and ING
Thornburg Value Portfolio appearing in the Contract Prospectus under Appendix B–The Funds is deleted and replaced with the following:

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
ING Investors Trust – ING Clarion Global Real	Seeks to provide investors with high total return, consisting of capital appreciation and current income.
Estate Portfolio

Investment Adviser: ING Investments, LLC

Subadviser: ING Clarion Real Estate Securities
LLC

ING Partners, Inc. – ING Global Bond Portfolio	Seeks to maximize total return through a combination
(formerly ING Oppenheimer Global Strategic	of current income and capital appreciation.
Income Portfolio)

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.

ING Investors Trust – ING T. Rowe Price	Seeks long-term growth of capital.
International Stock Portfolio (formerly ING
Marsico International Opportunities Portfolio)

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING Partners, Inc. – ING Thornburg Value	Seeks long-term capital appreciation, and secondarily
Portfolio	current income.

Investment Adviser: Directed Services LLC

Subadviser: Thornburg Investment Management,
Inc.

Important Information Regarding Fund Closure

1.	Effective after the close of business on or about January 21, 2011, the ING Growth and Income Portfolio
(Class S) will be closed to new investments. There will be no further information regarding the ING Growth and
Income Portfolio (Class S) in future Contract Prospectuses.

2.	Unless you provide us with alternative allocation instructions, all future allocations directed to the subaccounts that invest in ING Growth and Income Portfolio (Class S) after the date noted above will be automatically allocated proportionally among the other subaccount(s) in your current allocation.

X.139695-10B	2 of 3	December 2010

Notice of Upcoming Fund Reorganizations

1.	The Board of Trustees of ING Investors Trust and the Board of Directors of ING Partners, Inc. have approved a proposal to reorganize certain funds. Subject to shareholder approval, effective after the close of business on or about January 21, 2011, (the “Reorganization Date”) the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolio	Surviving Portfolio
ING American Funds Growth-Income Portfolio	ING Growth and Income Portfolio (Class ADV)
ING Legg Mason ClearBridge Aggressive Growth Portfolio (Class S)	ING Large Cap Growth Portfolio (Class S)

2.	As a consequence of the reorganization involving the ING American Funds Growth-Income Portfolio referenced above, effective on the Reorganization Date, Class ADV of ING Growth and Income Portfolio will automatically be added to your contract as an investment option. The information about the ING Growth-Income Portfolio in
Appendix B–The Funds remains unchanged.

Important Information about the Upcoming Fund Reorganizations

•	Prior to the Reorganization Date, you may transfer amounts allocated to a subaccount that invests in a
Disappearing Portfolio to any other available subaccount or any available fixed interest option. See also the
Transfers Among Your Investments section of your Contract Prospectus for further information about making transfers, including limits on transfers.
•	On the Reorganization Date, your investment in a subaccount that invests in a Disappearing Portfolio will automatically become an investment in the subaccount that invests in the corresponding Surviving Portfolio with an equal total net asset value.
•	You will not incur any fees or charges or any tax liability because of the reorganizations.
•	Unless you provide us with alternative allocation instructions, all future allocations directed to the subaccounts that invest in the Disappearing Portfolios after the Reorganization Date will be automatically allocated to the subaccounts that invest in the corresponding Surviving Portfolios. You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

Customer Service Center
P.O. Box 9271
Des Moines, Iowa 50306-9271

1-800-366-0066

•	After the Reorganization Date, each Disappearing Portfolio will no longer exist and all references to them in the Contract Prospectus will be replaced by the corresponding Surviving Portfolio.

3.	The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus will not change as a result of the reorganization. Therefore, there will be no change to the hypothetical examples shown in the Contract Prospectus.

X.139695-10B	3 of 3	December 2010